Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jul. 01, 2026	Feb. 12, 2026 CNY (¥) shares	Feb. 12, 2026 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 23, 2025 CNY (¥) shares	Dec. 23, 2025 USD ($) $ / shares shares
Preferred Units [Line Items]
Issuance of shares (in Shares) | shares					2,250
Issuance of per share						$ 1,000		$ 1,000
Issuance costs of redeemable (in Dollars) | $	$ 1,284
Sale contract liability (in Yuan Renminbi) | ¥					¥ 1,117
Percentage of market price for ordinary shares					85.00%
Conversion price						0.149
Percentage of product for conversion base amount					125.00%
Per share of aggregate amount						1,000
Forecast [Member]
Preferred Units [Line Items]
Percentage of preferred shares dividends		6.00%
Securities Purchase Agreement [Member]
Preferred Units [Line Items]
Issuance of per share						0.024
Convertible Preferred Stock [Member]
Preferred Units [Line Items]
Issuance of shares (in Shares) | shares							5,000	5,000
Class A Ordinary Shares [Member]
Preferred Units [Line Items]
Conversion price						$ 1
Percentage of product for conversion base amount					125.00%
Series A Preferred Share [Member]
Preferred Units [Line Items]
Percentage of product for conversion base amount					125.00%
First tranche [Member]
Preferred Units [Line Items]
Issuance of shares (in Shares) | shares							2,750	2,750
Issuance of per share								$ 1,000
Preferred shares issuance value							¥ 19,394,000	$ 2,750,000
Second Tranche [Member]
Preferred Units [Line Items]
Issuance of shares (in Shares) | shares			2,250	2,250
Issuance of per share				$ 1,000
Preferred shares issuance value			¥ 15,628,000	$ 2,250,000
Preferred Share [Member]
Preferred Units [Line Items]
Percentage of product for conversion base amount					125.00%